CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Current assets
Cash and cash equivalents	$ 29,895	$ 6,277	$ 793
Time deposits	836
Restricted cash	3,171	3,049
Digital assets	33,509	3,005
USDC	12,449	1,827
Trade and other receivables	16,625	356	202
Income tax recoverable	141
Collateral receivables	3,407	14,414
Amount due from related parties	32,341	11,533	10,532
Financial assets at fair value through profits or loss	22,084	264	257
Crypto assets loan receivables	42,141	69,934	7,868
Derivative financial assets	316	1,576	20
Current assets	196,915	112,235	19,672
Assets classified as held for sale	17
Total current assets	196,932	112,235	19,672
Non-current assets
Property, plant and equipment	97		1
Intangible assets	2,949	160	443
Goodwill	53,136	16,735	16,735
Right-of-use assets	1,484	704
Investment accounted for using equity method	90
Financial assets at fair value through profits or loss	1,189
Other receivables	495
Deferred tax assets	7
Total non-current assets	59,447	17,599	17,179
Total assets	256,379	129,834	36,851
Current liabilities
Trade and other payables	13,427	1,841	637
Collateral payables	10,941	14,414
Contract liabilities	8,575
Liabilities due to customers	61,351	71,523	13,867
Amount due to related parties	48,031	9,980	26,875
Derivative financial liabilities	316	1,576	20
Lease liabilities	867	230
Income tax payable	513
Current liabilities	144,021	99,564	41,399
Liabilities classified as held for sale	1,277
Total current liabilities	145,298	99,564	41,399
Non-current liabilities
Lease liabilities	722	485
Accrued liabilities	47
Total non-current liabilities	769	485
Total liabilities	146,067	100,049	41,399
Equity
Share capital	424	1	1
Share premium	90,540	13,499	2,999
Treasury shares	(903)
Other reserves	53,390	53,175	6,069
Accumulated losses	(33,139)	(36,890)	(13,617)
Total equity	110,312	29,785	(4,548)
Total equity and liabilities	$ 256,379	$ 129,834	$ 36,851